Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Net carrying amount - beginning of period	€ 5,822	€ 4,834
Additions	1,150	2,114
Depreciation	(1,244)	(1,199)	€ (973)
Impairments	(14)	(40)	(41)
Currency translation differences	(386)	193
Changes in the scope of consolidation		42
Other changes	(144)	(122)
Net carrying amount - end of period	5,184	5,822	4,834
Lessee's exposure arising from extension options related to service stations for sale of oil products	€ 153
Ghana, Mexico and Ivory Coast [member] | Minimum
Right-of-use assets
Lease, term of contract	11 years
Ghana, Mexico and Ivory Coast [member] | Maximum
Right-of-use assets
Lease, term of contract	15 years
Exploration & Production
Right-of-use assets
Net carrying amount - beginning of period	€ 4,266
Additions	860
Net carrying amount - end of period	3,634	4,266
Enilive, Refining and Chemicals [member]
Right-of-use assets
Net carrying amount - beginning of period	519
Net carrying amount - end of period	538	519
Corporate and Other activities
Right-of-use assets
Net carrying amount - beginning of period	476
Net carrying amount - end of period	532	476
Corporate and Other activities | Italy
Right-of-use assets
Additions	94
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	830
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	2,606	1,977
Additions		630
Depreciation	(176)	(146)
Currency translation differences	(295)	145
Other changes	(1)
Net carrying amount - end of period	2,134	2,606	1,977
Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	419	449
Additions	266	294
Depreciation	(248)	(342)
Currency translation differences	(32)	19
Changes in the scope of consolidation		38
Other changes	(53)	(39)
Net carrying amount - end of period	352	419	449
Drilling rig | Exploration & Production
Right-of-use assets
Additions	266
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	1,005	724
Additions	566	690
Depreciation	(496)	(391)
Impairments		(4)
Currency translation differences	(14)	5
Other changes	(44)	(19)
Net carrying amount - end of period	1,017	1,005	724
Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	452	492
Additions	91	59
Depreciation	(76)	(79)
Impairments	(11)	(21)
Currency translation differences	1	(1)
Other changes	(7)	2
Net carrying amount - end of period	450	452	492
Motorway concessions and service stations | Enilive, Refining and Chemicals [member]
Right-of-use assets
Additions	141
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	36	17
Additions	10	53
Depreciation	(20)	(22)
Impairments	(1)	(10)
Other changes	(2)	(2)
Net carrying amount - end of period	23	36	17
Oil and gas distribution facilities | Exploration & Production
Right-of-use assets
Additions	535
Oil and gas distribution facilities | Exploration & Production | Eni Trade and Biofuels SpA
Right-of-use assets
Additions	115
Office buildings
Right-of-use assets
Net carrying amount - beginning of period	487	580
Additions	138	52
Depreciation	(120)	(132)
Currency translation differences	(10)	7
Changes in the scope of consolidation		5
Other changes	(3)	(25)
Net carrying amount - end of period	492	487	580
Office buildings | Italy
Right-of-use assets
Lease commitment, nominal value	€ 331
Lease commitment, term of contract	20 years
Lessee's exposure arising from options for extension or termination of lease for office buildings	€ 166
Vehicles
Right-of-use assets
Net carrying amount - beginning of period	21	17
Additions	20	19
Depreciation	(10)	(14)
Changes in the scope of consolidation		1
Other changes	(5)	(2)
Net carrying amount - end of period	26	21	17
Other
Right-of-use assets
Net carrying amount - beginning of period	796	578
Additions	59	317
Depreciation	(98)	(73)
Impairments	(2)	(5)
Currency translation differences	(36)	18
Changes in the scope of consolidation		(2)
Other changes	(29)	(37)
Net carrying amount - end of period	690	796	€ 578
Assets for staff activities | Corporate and Other activities | Italy
Right-of-use assets
Additions	122
Gross carrying amount
Right-of-use assets
Net carrying amount - beginning of period	9,690
Net carrying amount - end of period	9,892	9,690
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	3,217
Net carrying amount - end of period	2,844	3,217
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	1,235
Net carrying amount - end of period	1,309	1,235
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	2,095
Net carrying amount - end of period	2,490	2,095
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	873
Net carrying amount - end of period	954	873
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	97
Net carrying amount - end of period	101	97
Gross carrying amount | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	1,067
Net carrying amount - end of period	1,142	1,067
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	57
Net carrying amount - end of period	53	57
Gross carrying amount | Other
Right-of-use assets
Net carrying amount - beginning of period	1,049
Net carrying amount - end of period	999	1,049
Provisions for depreciation and impairment
Right-of-use assets
Net carrying amount - beginning of period	(3,868)
Net carrying amount - end of period	(4,708)	(3,868)
Provisions for depreciation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	(611)
Net carrying amount - end of period	(710)	(611)
Provisions for depreciation and impairment | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	(816)
Net carrying amount - end of period	(957)	(816)
Provisions for depreciation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	(1,090)
Net carrying amount - end of period	(1,473)	(1,090)
Provisions for depreciation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	(421)
Net carrying amount - end of period	(504)	(421)
Provisions for depreciation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	(61)
Net carrying amount - end of period	(78)	(61)
Provisions for depreciation and impairment | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	(580)
Net carrying amount - end of period	(650)	(580)
Provisions for depreciation and impairment | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	(36)
Net carrying amount - end of period	(27)	(36)
Provisions for depreciation and impairment | Other
Right-of-use assets
Net carrying amount - beginning of period	(253)
Net carrying amount - end of period	€ (309)	€ (253)